Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40626
Entity Registrant Name	VTEX
Entity Central Index Key	0001793663
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	125 Kingsway
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2B 6NH
Title of 12(b) Security	Class A common shares, nominal value of US$0.0001
Trading Symbol	VTEX
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers
Auditor Location	Rio de Janeiro, Brazil
Auditor Firm ID	1351
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	125 Kingsway
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2B 6NH
Contact Personnel Name	Ricardo Camatta Sodré
Contact Personnel Email Address	investors@vtex.com
Country Region	44
City Area Code	20
Local Phone Number	3695 7895
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	81,143,035
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	107,849,494